EVENTS SUBSEQUENT TO BALANCE DATE	12 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS SUBSEQUENT TO BALANCE DATE	EVENTS SUBSEQUENT TO BALANCE DATE
(a)On July 29, 2025, the Company completed the first tranche of a placement of 14,000,000 new fully paid ordinary shares at A$5.00 per share, to raise gross proceeds of US$46 million (approximately A$70 million) before costs. The first tranche consisted of 13.6 million shares to institutional and sophisticated investors to raise gross proceeds of $44.3 million (~A$67.8 million) before costs. The second and final tranche consists of 0.4 million shares to Directors of the Company, subject to shareholder approval, to raise gross proceeds of $1.4 million (~ A$2.2 million) before costs. The placement positioned the company to capitalize on the United States’ demand for a reliable source of titanium metal – particularly for defense, aerospace and advanced manufacturing applications. Ordering long-lead capital items at that time was expected to shorten the construction schedule for planned scale-up in titanium production capacity and underpinned ongoing engagement with the U.S. DoW.
(b) On August 26, 2025, the Company announced that the U.S. DoW had obligated $12.5 million under IperionX’s previously announced $47 million award to strengthen the U.S. Defense Industrial Base by accelerating the scale-up of a resilient, low-cost, and fully-integrated U.S. mineral-to-metal titanium supply chain. The $12.5 million was applied to purchase orders for long-lead, major capital equipment required for the next stage of capacity scale-up to over 1,400 metric tons per year at the Virginia Titanium Manufacturing Campus; and
(c)On September 26, 2025, the Company announced that the DoW obligated an additional $25.0 million under IperionX’s previously announced $47.1 million award bringing the total obligated award to $42.5 million, with the remaining $4.6 million to be obligated through the end of the contract term.
Other than the above, as at the date of this report there are no other matters or circumstances which have arisen since June 30, 2025 that have significantly affected or may significantly affect:
•the operations, in financial years subsequent to June 30, 2025, of the Group;
•the results of those operations, in financial years subsequent to June 30, 2025, of the Group; or
•the state of affairs, in financial years subsequent to June 30, 2025, of the Group.